NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Net Operating Revenue [Abstract]
Disclosure of Net Operating Revenue

	12/31/2025	12/31/2024	12/31/2023
Generation
For distribution	18,311,190	18,811,949	17,030,455
End consumers	1,760,056	2,941,312	3,853,830
CCEE	5,698,648	3,278,465	1,680,285
Operation and maintenance revenue	1,977,831	3,063,896	4,052,072
	27,747,725	28,095,622	26,616,642
Transmission
Operation and maintenance revenue	8,006,246	7,725,358	7,335,165
Construction revenue	4,800,376	4,161,735	2,960,792
Contractual financial revenue	7,309,163	7,405,486	7,136,080
	20,115,785	19,292,579	17,432,037

Other revenue	541,348	337,166	426,427
	48,404,858	47,725,367	44,475,106

(-) Deductions from Operating revenue
(-) ICMS	(305,303)	(761,342)	(1,053,742)
(-) PIS and COFINS	(4,149,684)	(4,295,000)	(3,906,818)
(-) Sectoral charges	(2,667,004)	(2,484,234)	(2,348,976)
(-) Other Deductions (including ISS)	(1,274)	(3,239)	(6,662)
	(7,123,265)	(7,543,815)	(7,316,198)

Net operating revenue	41,281,594	40,181,552	37,158,908